Significant Accounting Policies (Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	$ 358,131	$ 553,672
Derivative assets	9,587	2,425
Derivative liabilities	(2,948)	(8,777)
Corporate Debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	202,834	349,327
U.S. Treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	19,482	18,948
U.S. Government Agency Debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	10,748	32,985
Israeli Treasury Bills [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	125,067	152,412
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Derivative assets
Derivative liabilities
Level 1 [Member] | Corporate Debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Level 1 [Member] | U.S. Treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Level 1 [Member] | U.S. Government Agency Debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Level 1 [Member] | Israeli Treasury Bills [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	358,131	553,672
Derivative assets	9,587	2,423
Derivative liabilities	(2,948)	(8,775)
Level 2 [Member] | Corporate Debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	202,834	349,327
Level 2 [Member] | U.S. Treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	19,482	18,948
Level 2 [Member] | U.S. Government Agency Debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	10,748	32,985
Level 2 [Member] | Israeli Treasury Bills [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities	125,067	152,412
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Derivative assets
Derivative liabilities
Level 3 [Member] | Corporate Debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Level 3 [Member] | U.S. Treasuries [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Level 3 [Member] | U.S. Government Agency Debentures [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Level 3 [Member] | Israeli Treasury Bills [Member]
Defined Benefit Plan Disclosure [Line Items]
Total marketable securities
Other Receivables And Prepaid Expenses [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative assets	9,587	2,423
Accrued Expenses And Other Liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Derivative liabilities	$ (2,948)	$ (8,775)